Fair Value Measurements (Detail)	Sep. 30, 2017 USD ($)
Assets:
Cash and marketable securities held in Trust Account	$ 174,964,734
Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	$ 174,964,734